7. Research and Development Expenses (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 35,148	€ 21,489	€ 30,180
Third-party services
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	22,127	12,299	20,170
Personnel expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	8,055	5,639	6,648
Legal, consulting and patent expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	1,672	890	758
Costs of materials
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	1,140	994	1,028
Amortisation and depreciation
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	351	309	322
Operating lease expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	401	345	297
Other expenses
Disclosure of Research and Development Expense [Line Items]
Research and development expenses.	€ 1,402	€ 1,013	€ 957